Deferred Tax Balances	12 Months Ended
Jun. 30, 2019
Statement [LineItems]
Deferred Tax Balances

NOTE 12. DEFERRED TAX BALANCES

(i) Deferred tax assets

The balance comprises temporary differences attributable to:

		Consolidated
	June 30, 2019 A$	June 30, 2018 A$
Tax losses	2,075,951	2,732,866

Total deferred tax assets	2,075,951	2,732,866
Set-off of deferred tax liabilities pursuant to set-off provisions	(2,075,951)	(2,732,866)

Net deferred tax liabilities	—	—

(ii) Deferred tax liabilities

The balance comprises temporary differences attributable to:

	Consolidated
	June 30, 2019 A$	June 30, 2018 A$
Intangible assets	2,075,951	2,732,866

Total deferred tax liabilities	2,075,951	2,732,866
Set-off of deferred tax liabilities pursuant to set-off provisions	(2,075,951)	(2,732,866)

Net deferred tax liabilities	—	—

(iii) Movements in deferred tax balances

	Tax Losses A$	Intangible Assets A$	Total A$
Movement
At June 30, 2018	2,732,866	(2,732,866)	—
(Charged)/credited – to profit or loss	(656,915)	656,915	—

At June 30, 2019	2,075,951	(2,075,951)	—